Debt (Fair Value) (Narrative) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Senior Notes
Debt Instrument [Line Items]
Fair value of long-term debt	$ 3.43
Senior And Senior Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Fair value of long-term debt		3.15
Convertible Notes Payable | Convertible Debt
Debt Instrument [Line Items]
Fair value of long-term debt	$ 1.22	$ 1.00